THE MARSICO INVESTMENT FUND

Marsico Focus Fund

Marsico Growth Fund

Marsico 21st Century Fund

(each a “Fund” and together the “Funds”)

Supplement dated May 16, 2018

to the Prospectus and Statement of Additional Information dated January 31, 2018

The purpose of this supplement is to provide notice of the reduction in 12b-1 fees to be accrued by the Marsico Focus Fund, Marsico Growth Fund, and Marsico 21st Century Fund to a rate of 0% per annum of the average daily net assets of each Fund effective on June 1, 2018.

Pursuant to the Second Amended and Restated Distribution and Service Plan (“Rule 12b-1 Plan”) adopted by the Board of Trustees of the Funds in 2017, which authorizes 12b-1 fees of up to 0.25% of each Fund’s net assets per annum, the Board of Trustees has determined to cause the Marsico Focus Fund, Marsico Growth Fund, and Marsico 21st Century Fund to accrue 12b-1 Fees at a rate of 0% per annum of the average daily net assets of each Fund effective on June 1, 2018, and continuing until such time as the Board authorizes a different rate (not exceeding 0.25% per annum) as authorized by the Rule 12b-1 Plan.

Effective on June 1, 2018, changes reflecting the matters discussed above are deemed to be made to the Funds’ Prospectus and Statement of Additional Information (“SAI”) as set forth below:

PROSPECTUS

In the Prospectus Fund Summary for the Marsico Focus Fund on Page 1 under the caption “FEES AND EXPENSES OF THE FUND”, the captions “Annual Fund Operating Expenses” and “Example” as well as the corresponding verbiage and tables are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.77%
Distribution and Service (12b-1) Fees(1)	0.00%
Other Expenses	0.36%
Total Annual Fund Operating Expenses(2)	1.13%
Net Expenses(2)	1.13%

(1)	Restated to reflect current Distribution and Service (12b-1) Fee accrual rates. As of June 1, 2018, the Fund does not accrue 12b-1 Fees.

(2)	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Distribution and Service (12b-1) Fees applicable to the Fund to reflect the current Distribution and Service (12b-1) Fee rate for the entire fiscal year, which is reflected in the Distribution and Service (12b-1) Fees line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$115
Three Years	$359
Five Years	$622
Ten Years	$1,375

In the Prospectus Fund Summary for the Marsico Growth Fund on Page 4 under the caption “FEES AND EXPENSES OF THE FUND”, the captions “Annual Fund Operating Expenses” and “Example” as well as the corresponding verbiage and tables are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution and Service (12b-1) Fees(1)	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses(2)	1.17%
Net Expenses(2)	1.17%

(1)	Restated to reflect current Distribution and Service (12b-1) Fee accrual rates. As of June 1, 2018, the Fund does not accrue 12b-1 Fees.

(2)	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Distribution and Service (12b-1) Fees applicable to the Fund to reflect the current Distribution and Service (12b-1) Fee rate for the entire fiscal year, which is reflected in the Distribution and Service (12b-1) Fees line item above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$119
Three Years	$372
Five Years	$644
Ten Years	$1,420

In the Prospectus Fund Summary for the Marsico 21st Century Fund on Page 7 under the caption “FEES AND EXPENSES OF THE FUND”, the captions “Annual Fund Operating Expenses” and “Example” as well as the corresponding verbiage and tables are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution and Service (12b-1) Fees(1)	0.00%
Other Expenses	0.36%
Total Annual Fund Operating Expenses(2)	1.16%
Net Expenses(2)	1.16%

(1)	Restated to reflect current Distribution and Service (12b-1) Fee accrual rates. As of June 1, 2018, the Fund does not accrue 12b-1 Fees.

(2)	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Distribution and Service (12b-1) Fees applicable to the Fund to reflect the current Distribution and Service (12b-1) Fee rate for the entire fiscal year, which is reflected in the Distribution and Service (12b-1) Fees line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$118
Three Years	$368
Five Years	$638
Ten Years	$1,409

STATEMENT OF ADDITIONAL INFORMATION

Under the heading “DISTRIBUTION PLAN” in the SAI on Page 46, the second paragraph is deleted in its entirety and replaced with the following:

Pursuant to the amended Plan, the Board of Trustees has determined to cause the Focus Fund, Growth Fund, and 21st Century Fund to no longer accrue 12b-1 Fees effective on June 1, 2018, and continuing until such time as the Board authorizes a different rate (not exceeding 0.25% per annum). The other Funds, consisting of the International Opportunities Fund, Flexible Capital Fund, and Global Fund, will continue to accrue 12b-1 Fees at the rate of 0.25% per annum of the average daily net assets of each Fund until such time as the Board authorizes a different rate.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE